PROFIT SHARE ALLOCATION (Details Narrative)	12 Months Ended
Dec. 31, 2018
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Profit share percentage	20.00%
Millburn Multi Markets Trading L P [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Profit share percentage	20.00%